Cost of sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost of sales
Schedule of cost of sales

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Captain costs	18,758,280	42,372,443	30,670,626
Captain bonuses	148,460	1,017,424	878,924
Tolls and fines	48,947	714,285	424,584
Captain deductions	(214,410)	(522,189)	(624,155)
	18,741,277	43,581,963	31,349,979